Schedule of aging of trade and other receivables (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	$ 7,656	$ 8,825
Expected credit losses	(1,503)	(1,428)
Current [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	5,895	7,059
Expected credit losses	(78)	(77)
Not later than three months [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	186	218
Expected credit losses	(34)	(26)
Later than three months and not later than six months [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	24	40
Expected credit losses	(23)	(6)
Later than six months and not later than one year [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	22	51
Expected credit losses	(18)	(29)
Later than one year [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	1,529	1,457
Expected credit losses	$ (1,350)	$ (1,290)